Supplemental Quarterly Financial Information	11 Months Ended
Apr. 30, 2015
Supplemental Quarterly Financial Information [Abstract]
Supplemental Quarterly Financial Information

 23.    Supplemental Quarterly Financial Information (unaudited)

The following tables present certain unaudited quarterly financial information for fiscal 2015 and 2014. With the change in our fiscal year end from May 31 to April 30, we have reported our fiscal 2015 quarterly results based on our new fiscal calendar. Fiscal 2014 is presented as originally reported based on our prior fiscal calendar. This supplemental quarterly financial information reflects all normal recurring adjustments, in the opinion of management, necessary to fairly state our results of operations for the periods presented when read in conjunction with the accompanying Consolidated Financial Statements and related Notes.

	Quarter Ended
(in millions)	July 31, 2014 (1)	October 31, 2014	January 31, 2015	April 30, 2015
Fiscal 2015
Total revenues	$753.2	$685.6	$657.4	$658.7
Restructuring costs	$7.5	$3.8	$0.3	$(0.1)
Acquisition-related and other costs	$0.7	$(1.4)	$(1.2)	$3.6
All other operating expenses	$602.1	$564.3	$549.6	$545.9
Income from operations	$142.9	$118.9	$108.7	$109.3
Net income (loss)	$73.5	$13.1	$51.3	$(63.5)

(1)Due to the change in our fiscal year end, the sum of the four quarters of fiscal 2015 reflected above are not additive to the 11-month transition period of fiscal 2015.  In the first quarter of fiscal 2015, we began reporting our quarterly results on the basis of our new fiscal calendar and the first quarter of fiscal 2015 reflects the three months ended July 31, 2014. As such, the results of May 2014, which were included in our audited results for fiscal 2014, were also included in our first quarter of fiscal 2015 as reported.  However, the results for May 2014 are not included in our results for the 11-month transition period of fiscal 2015 which reflects our results for June 2014 through April 2015.

	Quarter Ended
(in millions)	August 31, 2013	November 30, 2013	February 28, 2014	May 31, 2014
Fiscal 2014
Total revenues	$650.3	$698.5	$672.7	$740.3
Restructuring costs	$2.2	$3.4	$3.3	$9.7
Acquisition-related and other costs	$9.9	$0.3	$11.1	$6.3
All other operating expenses	$525.0	$552.3	$567.8	$615.8
Income from operations	$113.2	$142.5	$90.5	$108.5
Net income	$23.1	$63.0	$1.3	$34.3